Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 158,300		$ 158,300
Deferred tax assets subject to tax receivable agreement	22,700		22,700
Exception of deferred tax assets	4,100		$ 4,100
Effective income tax rate reconciliation, Percent			4.90%
State tax rate, net			2.40%
Federal corporate income tax rate			21.00%
Income tax expense (benefit)	4,112	$ (283)	$ 4,864	$ (308)	$ (186)	$ 582
Accrued distribution to redeemable noncontrolling interest holders for tax payments	$ 15,600		$ 15,600